Note 5 - Leases	6 Months Ended
Jun. 30, 2021
Notes
Note 5 - Leases

Note 5 – Leases

The Company is obligated under operating leases for its branch loan offices and home office locations. The operating leases are recorded as operating lease right-of-use (“ROU”) assets and operating lease liabilities. The ROU asset is included in other assets and the corresponding liability is included in accounts payable and accrued expenses on the Company’s condensed consolidated statement of financial position.

ROU assets represent the Company’s right to use an underlying asset during the lease term and the operating lease liabilities represent the Company’s obligations for lease payments in accordance with the lease. Recognition of ROU assets and liabilities are recognized at the lease commitment date based on the present value of the remaining lease payments using a discount rate that represents the Company’s incremental borrowing rate at the lease commitment date or adoption date. Operating lease expense, which is comprised of amortization of the ROU asset and the implicit interest accreted on the operating lease liability, is recognized on a straight-line basis over the lease term and is recorded in occupancy expense in the condensed consolidated statement of income.

Remaining lease terms range from 1 to 10 years. The Company’s leases are not complex and do not contain residual value guarantees, variable lease payments, or significant assumptions or judgments made in applying the requirements of Topic 842. Operating leases with a term of 12 months or less are not recorded on the balance sheet and the related lease expense is recognized on a straight-line basis over the lease term. At June 30, 2021 the operating lease ROU assets and liabilities were $35.0 million and $35.7 million, respectively. As of December 31, 2020 ROU assets and liabilities were $33.6 million and $34.2 million, respectively.

The table below summarizes our lease expense and other information related to the Company’s operating leases with respect to FASB ASC 842:

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021

Operating lease expense	$1,871,636	$3,711,403
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,841,046	3,645,112
Weighted-average remaining lease term – operating leases (in years)	7.07
Weighted-average discount rate – operating leases	4.62%

Lease maturity schedule as of June 30, 2021:	Amount
Remainder of 2021	$3,686,282
2022	7,019,399
2023	6,139,863
2024	5,332,942
2025	4,973,758
2026 and beyond	14,440,142
Total	41,592,386
Less: Interest	(5,935,678)
Present Value of Lease Liability	$35,656,708